CONSOLIDATED STATEMENT OF EQUITY (Parenthetical) - shares	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Statement of Stockholders' Equity [Abstract]
Shares repurchased (in shares)	326,421	345,081